Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 47,369	$ 24,039	$ 196,326	$ 162,857
Operating expenses
General and administrative	107,345	183,134	640,009	869,380
Sales and marketing	30,000	30,000	120,000
Stock based-compensation -management		37,500	37,500	240,000
Professional fees	7,210	93,809	435,717	278,154
Total operating expenses	144,555	344,443	1,233,226	1,387,534
Loss from operations	(97,186)	(320,404)	(1,036,900)	(1,224,677)
Other income (expense)
Interest expense	(38,845)	(10,899)	(65,821)	(30,820)
Change in fair value of derivative liabilities	5,634		(4,241)
Total other income (expense)	(33,211)	(10,899)	(70,062)	(30,820)
Loss before income taxes	(130,397)	(331,303)	(1,106,962)	(1,255,497)
Provision for income taxes
Net loss	$ (130,397)	$ (331,303)	$ (1,106,962)	$ (1,255,497)
Loss per share - basic	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Loss per share - diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding - basic	88,579,434	88,518,045	88,548,658	87,766,041
Weighted average number of common shares outstanding - diluted	88,579,434	88,518,045	88,548,658	87,766,041